Supplement to the Prospectus and Statement of Additional Information

CREDIT SUISSE INSTITUTIONAL FUND — ASIA BOND PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

The Credit Suisse Asia Bond Management Team is responsible for the day-to-day management of the portfolio. The team currently consists of Robert Mann, Thomas Kwan, Victor Rodriguez and Adam McCabe. Andrew Bartlett is no longer a member of the team.

Dated: August 1, 2008	INST AB-PRO-16-0808 2008-008